Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Nov. 14, 2022 shares	Nov. 13, 2017	Mar. 31, 2023 CAD ($) $ / shares	Mar. 31, 2024 CAD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common shares issuable pursuant to compensation arrangements	7.50%	10.00%
Cash-Settled DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative financial liabilities				$ 1.2
Cash-Settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative financial liabilities				0.6
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			$ 2.5	$ 2.9
Service period requirement				3 years
Expiration period				5 years
RSU, PSU and DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of common shares issuable pursuant to compensation arrangements	4.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			5.6	$ 5.8
Service period requirement				3 years
Expiration period				3 years
Number of common shares, right to receive (in shares) | shares	1
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			0.9	$ 1.2
Instrument redemption period following termination				90 days
Other equity instruments granted in cash-settled arrangement (in shares) | shares				206,100,000
Expense from cash-settled share-based payment transactions			0.0	$ 1.2
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense			$ 1.7	$ 2.5
Service period requirement				3 years
Expiration period				3 years
Vesting period				3 years
Weighted average fair value of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares			$ 10.50	$ 8.45
Other equity instruments granted in cash-settled arrangement (in shares) | shares				395,759,000
Expense from cash-settled share-based payment transactions			$ 0.0	$ 0.6